Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets, Net [Line Items]
Amortization expenses	$ 61	$ 190	$ 168
Suppliers’ relationships amount	$ 361	422	1,078
Customers’ relationships			$ 277
Suppliers’ Relationships [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Suppliers’ relationships amount		$ 189